REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2024
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
REGULATORY REQUIREMENT
20.
REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Brokers SG, Tiger Brokers HK, and TBAU are subject to capital requirements determined by its respective regulators.

TradeUP Securities and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2018 (Amendment) under Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

Tiger Brokers HK, the Company’s Hong Kong subsidiary, is subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Tiger Brokers HK is required to maintain minimum paid-up share capital and liquid capital.

TBAU, the Company’s Australia subsidiary, is subject to s912A(1)(d) of the Corporations Act 2001 in Australia, which requires the maintenance of minimum net capital.

As of December 31, 2023 and 2024, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2023 and 2024:

	Net Capital	Requirement	Excess Net Capital
December 31, 2024	US$	US$	US$
TradeUP Securities	204,825,441	22,789,455	182,035,986
Tiger Brokers SG	205,992,868	15,895,481	190,097,387
Tiger Brokers HK	58,838,395	11,686,213	47,152,182
US Tiger Securities	10,731,914	250,000	10,481,914
TBAU	4,227,660	256,115	3,971,545
Total	484,616,278	50,877,264	433,739,014

	Net Capital	Requirement	Excess Net Capital
December 31, 2023	US$	US$	US$
TradeUP Securities	158,727,445	11,128,558	147,598,887
Tiger Brokers SG	146,700,328	32,048,750	114,651,578
Tiger Brokers HK	21,565,377	3,878,298	17,687,079
US Tiger Securities	5,951,945	250,000	5,701,945
TBAU	2,165,288	174,997	1,990,291
Total	335,110,383	47,480,603	287,629,780